Label	Element	Value
Common Class B Member
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	1,967,958
Common Class A Member
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	7,926,280